Recently issued accounting pronouncements - Additional Information (Details) $ in Thousands, $ in Thousands	Jan. 01, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)
Accounting Standards Update 2018-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of 2018-02			$ 0
Accumulated OCI
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of 2018-02		$ (9,958)
Accumulated OCI | Accounting Standards Update 2018-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of 2018-02	$ 9,958		(9,958)
Retained Earnings | Accounting Standards Update 2018-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of 2018-02	$ (9,958)		$ 9,958